Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes
Current income taxes	$ 488	$ 217	$ 105
Deferred income taxes	(65)	126	(28)
Income Tax Expense (Benefit), Total	$ 423	$ 343	$ 77